Borrowings and financing (Details 2)	12 Months Ended
Dec. 31, 2024
12th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	TR + 9.5%
18th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2024
Annual interest rate	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)
Inflation adjustment	IPCA (Series 2)
22th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)
Inflation adjustment	IPCA (Series 3)
23rd issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rate	3.20% (Series 1) and 3.37% (Series 2)
Inflation adjustment	IPCA (Series 1 and 2)
26th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2030
Annual interest rate	4.65% (series 1) and 4.95% (series 2)
Inflation adjustment	IPCA (series 1 and 2)
27th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
28th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rate	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
29th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)
Inflation adjustment	IPCA (series 2 and 3)
30th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rate	CDI +1.30% (Series 1) and 1.58% (Series 2)
31th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rate	CDI +0.49% (Series 1) e CDI+1.10% (series 2) e CDI+1.31% (Series 3)
32th issue debentures [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2026
Annual interest rate	CDI+ 0.30%
Brazilian Federal Savings Bank [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025/2042
Annual interest rate	5% to 9.5%
Inflation adjustment	TR
Brazilian Development Bank - BNDES PAC II 9751 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	TJLP+1.92%
Brazilian Development Bank - BNDES TIET III [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rate	TJLP+1.66%
Brazilian Development Bank B N D E S 2015 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2035
Annual interest rate	TJLP+2.18%
Brazilian Development Bank - BNDES 2014 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2026
Annual interest rate	TJLP+1.76%
Inter-American Development Bank - BID 2202 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rate	CDI+0.86%
Inter-American Development Bank - BID INVEST [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rate	CDI+1.90% and CDI+2.70%
Inter-American Development Bank - BID INVEST 2022 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI+2.50%
Inter-American Development Bank - BID INVEST 2023 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI+0.50%
International Finance Corporation IFC 2022 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2032
Annual interest rate	CDI+2.00%
International Finance Corporation IFC 2023 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2033
Annual interest rate	CDI+2.00%
International Finance Corporation IFC 2024 [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rate	CDI+0.3735%
Fehidro [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2035
Annual interest rate	3%
Leases (Concession Agreements, Program Contracts and Contract Assets) [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	7.73% to 10.12%
Inflation adjustment	IPC
Other Leases [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturity	2042
Annual interest rate	9.74% to 15.24%
Inter-American Development Bank - IDB 1212 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2025
Annual interest rate	SOFR + 5.34% (*)
Inflation adjustment	US$
Hedge cost	DI -0.47% p.a.
Inter-American Development Bank - IDB 4623 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2044
Annual interest rate	SOFR + 6.50940% (*)
Inflation adjustment	US$
Hedge cost	DI -0.06% p.a.
International Bank For Reconstruction And Development [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2034
Annual interest rate	SOFR + 5.89% and 6.99% (*)
Inflation adjustment	US$
Hedge cost	DI -0.66% a.a. e DI +0.41% p.a.
JICA 15 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rate	1.8% and 2.5%
Inflation adjustment	Yen
Hedge cost	DI +0.82% p.a.
JICA 18 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rate	1.8% and 2.5%
Inflation adjustment	Yen
Hedge cost	DI +0.79% p.a.
JICA 17 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rate	1.2% and 0.01%
Inflation adjustment	Yen
Hedge cost	DI -0.25% p.a.
JICA 19 [member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2037
Annual interest rate	1.7% and 0.01%
Inflation adjustment	Yen
Hedge cost	DI +0.32% p.a.